Customer Loan ID	Seller Loan ID	Loan Exception ID	Deal Num	Investor Loan Number	Deal Name	Exception ID	Last Name	Purpose	Occupancy	Note Date	State	Original Loan Amount	Loan Status	Exception Date	Exception Type	Exception Subcategory	Exception Status	Exception Status Change Date	Exception Grade	Exception	Exception Information	Exception Rebuttal	Exception Rebuttal Date	Compensating Factors	Statute of Limitation Date	Assigned To	Comments
5300500010	XXXXX	XXX	XXX	XXXXX	XXX	FCOM6529	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	12/05/2024	Compliance	Final CD: Escrowed Property Costs over Year 1 description is missing or inaccurate	Cured	12/31/2024	2	Final CD: Escrowed Property Costs over Year 1 description is missing or inaccurate	page XXX of the CD indicates there is an escrow account even though its a 2nd lien and neither section of pg XXX of the CD regarding escrowed or non escrowed items is complete	; ; Documentation received, XXX to review.; Document Uploaded. PCCD				Closed	PCCD and LOE provided; Exception cured
5300500012	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1148	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	12/09/2024	Credit	Title Coverage is Less than Subject Lien	Resolved	12/16/2024	1	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX	; Documentation received, XXX to review.; Document Uploaded.				Closed	Seller provided updated title policy with policy amount of $XXX. Exception resolved.; Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX
5300500012	XXXXX	XXX	XXX	XXXXX	XXX	FCOM6928	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	12/09/2024	Compliance	Final CD: Non-Escrowed Property Costs over Year 1 description is missing or inaccurate	Cured	01/09/2025	2	Final CD: Non-Escrowed Property Costs over Year 1 description is missing or inaccurate
Page XXX of the CD indicates the loan has escrows with XXX per month even though it is a 2nd lien, Page XXX of the CD is not completed as required indicating costs over a year either escrowed or non escrowed.
																						; Documentation received, XXX to review.; Document Uploaded. ; ; ; ; Documentation received, XXX to review.; Document Uploaded.				Closed
Cure package provided to borrower; exception downgraded to a 2/B; The PCCD provided does not contain the estimated property costs over XXX year and the reason for not having an escrow account was not checked

5300500012	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	12/09/2024	Compliance	Charges That Cannot Increase Test	Resolved	12/21/2024	1	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the increase of the appraisal fee without a valid COC. The COC does not give a reason for the increase in the cost of the appraisal This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						Documentation received, XXX to review.; Document Uploaded.				Closed	Valid COC provided; Exception resolved; Valid COC provided; Exception resolved
5300500014	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1195	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	12/27/2024	Credit	Audited CLTV Exceeds Guideline CLTV	Resolved	01/07/2025	1	Audited CLTV Exceeds Guideline CLTV
Audited CLTV of XX.XX% exceeds Guideline CLTV of 80% Audited CLTV/HCLTV of XX.XX% Lender used appraised value of XXX that is the indicated value by sales comparison approach, appraisal provided reflects an as is value of XXX
																						; ; ; Document Uploaded. ; Document Uploaded. Documentation received, XXX to review.;				Closed	Exception Resolved; Appraisal provided.; Audited CLTV of XX.XX% is less than or equal to Guideline CLTV of 80%;
5300500014	XXXXX	XXX	XXX	XXXXX	XXX	FPRO0947	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	12/30/2024	Property	External Obsolescence Present	Resolved	01/07/2025	1	External Obsolescence Present
External obsolescence present. Appraisal identifies external obsolescence noting the subject site is near power lines with no affect on value or marketability, therefore, no adjustment applied and considered neutral.
																						; ; ; Document Uploaded. Documentation received, XXX to review.; Document Uploaded. ;				Closed	Exception Resolved.; External obsolescence meets guidelines.;
5300500014	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1196	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	12/27/2024	Credit	Audited HCLTV Exceeds Guideline HCLTV	Resolved	01/07/2025	1	Audited HCLTV Exceeds Guideline HCLTV
Audited HLTV of XX.XX% exceeds Guideline HCLTV of 80% Audited CLTV/HCLTV of XX.XX% Lender used appraised value of XXX that is the indicated value by sales comparison approach, appraisal provided reflects an as is value of XXX
																						; ; Document Uploaded. Documentation received, XXX to review.; Document Uploaded. ; ;				Closed	Audited HLTV of XX.XX% is less than or equal to Guideline HCLTV of 80%; Exception Resolved; Appraisal provided.;
5300500016	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	01/23/2025	Compliance	Charges That Cannot Increase Test	Cured	02/03/2025	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130 Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The tolerance violation in the amount of XXX is due to the addition of an Appraisal fee XXX on CD XX/XX/XXXX without a valid COC. COC in file is non-specific as to reasoning for adding the fee on the Initial CD. However, the Appraisal fee was issued per the XXX dated XX/XX/XXXX.
																						; ; Documentation received, XXX to review.; Document Uploaded. pccd docs with copy of cure check and XXX tracking, package will be delivered to bwr XX/XX/XXXX.;				Closed	Cure package provided to borrower; Exception downgraded to a 2/B
5300500016	XXXXX	XXX	XXX	XXXXX	XXX	FVAL2242	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	01/24/2025	Property	Property is Manufactured Housing	Resolved	01/30/2025	1	Property is Manufactured Housing
Initial and Final 1003 section XX/XX/XXXX States the subject property is a manufactured home that is listed as Ineligible Property per guidelines. The XXX appraisal provided in the file States the subject property is a Single Family Home PUD.
																						; ; ; Documentation received, XXX to review.; Document Uploaded. revised 1003 page XXX upld;				Closed	Seller provided updated Final 1003. Exception resolved.
5300500018	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500020	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500022	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1621	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	03/20/2025	Compliance	Missing Initial Escrow Disclosure	Resolved	04/02/2025	1	Missing Initial Escrow Disclosure
Initial Escrow Account Disclosure is Missing Initial Escrow Account Disclosure is incomplete. Page XXX of the CD indicates that taxes and insurance will be escrowed however no amounts are listed for the escrow. Page XXX shows the borrower will have an escrow account but the amounts are not completed.
																						; Documentation received, XXX to review; Document Uploaded. ; ;				Closed	Initial Escrow Account Disclosure is Resolved; Initial Escrow Account Disclosure is not required; Exception resolved
5300500022	XXXXX	XXX	XXX	XXXXX	XXX	FCOM6529	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	03/21/2025	Compliance	Final CD: Escrowed Property Costs over Year 1 description is missing or inaccurate	Cured	04/02/2025	2	Final CD: Escrowed Property Costs over Year 1 description is missing or inaccurate	Page XXX shows the borrower has an escrow account set up but the fields are incomplete. A corrected CD and LOE need to be provided with the correct sections filled out on page XXX and XXX	; Documentation received, XXX to review; Document Uploaded. ;				Closed	Cure package with corrected PCCD provided to borrower; Exception downgraded
5300500022	XXXXX	XXX	XXX	XXXXX	XXX	FCOM5135	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	03/20/2025	Compliance	Missing Required Affiliated Business Disclosure	Resolved	03/28/2025	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Required Affiliated Business Disclosure Missing	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Required Affiliated Business Disclosure Documentation Provided
5300500024	XXXXX	XXX	XXX	XXXXX	XXX	FCOM5135	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	03/27/2025	Compliance	Missing Required Affiliated Business Disclosure	Resolved	04/03/2025	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing The ABA is missing from the loan file.	; Documentation received, XXX to review.; Document Uploaded. ; ; ;				Closed	Required Affiliated Business Disclosure Documentation Provided
5300500026	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1254	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/03/2025	Credit	Property Title Issue	Resolved	04/04/2025	1	Property Title Issue	Property Title Issue Missing proof of closure of the HELOC with XXX that was paid at close	; ;				Closed	Property Title Issue Resolved; Property Title Issue Resolved; HELOC payoff and close Statement provided. Finding is resolved.
5300500026	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1364	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/02/2025	Credit	Borrower 2 Executed 4506-T Missing	Resolved	04/15/2025	1	Borrower 2 Executed 4506-T Missing	Borrower 2 Executed 4506-T Missing 4506C missing for Borrower 2	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Borrower 2 Executed XXX-T Provided or Not Applicable (Number of Borrowers equals XXX)
5300500028	XXXXX	XXX	XXX	XXXXX	XXX	FCRE7009	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/09/2025	Credit	Hazard insurance dwelling coverage is not sufficient	Resolved	04/16/2025	1	Hazard insurance dwelling coverage is not sufficient
Hazard Insurance coverage of XXX is less than required coverage required Proof of hazard insurance with coverage equal to XXX% of the insurable value is required per FNMA Selling Guide. Coverage equal to the loan amount is acceptable if the loan amount is more than or equal to XXX% of the insurable value. Please provide the replacement cost estimator (RCE), evidence the policy has guaranteed or XXX% replacement cost coverage.
																						; ; Documents uploaded for review.; Document Uploaded. ;				Closed	Hazard Insurance coverage meets guideline requirement
5300500030	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/20/2025	Compliance	Charges That Cannot Increase Test	Resolved	04/30/2025	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure required. Refund in the amount of XXX cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fee increase: -The Attorney Fee for XXX was added on the revised LE dated XX/XX/XXXX. Additionally, the Credit Report fee increased from XXX to XXX and the Recording fee increased from XXX to XXX on the final CD, dated XX/XX/XXXX. The lender provided a tolerance cure of XXX of which XXX was applied towards the Credit report increase, and the remaining XXX was applied towards the Recording fee increase. However, the total tolerance cure was insufficient to cover the addition of the Attorney fee of XXX The file does not contain a valid COC for the addition of this fee.
																						; ; Documentation received, XXX to review.; Document Uploaded. ; ; Condition updated XXX; ; Document Uploaded. Documentation received, XXX to review.; PCCD uploaded;				Closed
Valid COC provided; exception resolved; Updated cure amount to $XXX. Cure on PCCD of XXX was applied to XXX to the credit report and XXX was applied to the addition of the attorney fee without a valid COC

5300500030	XXXXX	XXX	XXX	XXXXX	XXX	finding-3635	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/20/2025	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Resolved	04/28/2025	1	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure required. Refund in the amount of XXX cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fee increase: -The Recording fee increased from XXX to XXX on the final CD, dated XX/XX/XXXX. Additionally, the Credit Report fee increased from XXX to XXX on the final CD, dated XX/XX/XXXX, and an Attorney Fee for XXX was added on the revised LE, dated XX/XX/XXXX.. The lender provided a tolerance cure of XXX of which XXX was applied towards the Credit report increase, and the remaining XXX was applied towards the Recording fee increase. However, the total tolerance cure was insufficient to cover the increase of the recording fee, and therefore, an additional cure of XXX towards the Recording fee is required. The file does not contain a valid COC for the increase of this fee.
																						; Documentation received, XXX to review; Document Uploaded. ; ;				Closed	PCCD with settlement Statement provided; Exception resolved; PCCD with settlement Statement provided; Exception resolved
5300500032	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/22/2025	Compliance	eSigned Documents Consent is Missing	Resolved	04/28/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Evidence of eConsent is provided.
5300500032	XXXXX	XXX	XXX	XXXXX	XXX	FCRE2994	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/22/2025	Credit	DTI (Back) Ratio does not meet eligibility requirement(s)	Resolved	04/23/2025	1	DTI (Back) Ratio does not meet eligibility requirement(s)
Lender's front end DTI of XXX% and back end DTI of XXX% exceed audit calculations of XXX% and XXX% because the lender included taxes and insurance twice when calculating the first mortgage monthly PITIA. The mortgage Statement in the loan file confirms the first mortgage payment of XXX includes taxes and insurance of $XXX.
																						;				Closed	DTI is within guideline requirement. Finding is resolved.
5300500034	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500036	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/29/2025	Compliance	Charges That Cannot Increase Test	Cured	05/11/2025	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation in the amount of XXX is due to the addition of a Flood Certification fee on LE XX/XX/XXXX and the increase of the Title - Closing Coordination fee without a COC to validate. The title - Closing Coordination fee was indicated as non shoppable on the initial LE therefore it is included in the XXX% tolerance category This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; ; Documentation received, XXX to review. ; See upload; ;				Closed
cure package provided, exception downgraded to a 2/B; cure package provided, exception downgraded to a 2/B; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).; This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).

5300500036	XXXXX	XXX	XXX	XXXXX	XXX	finding-3635	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/29/2025	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Cured	05/11/2025	2	Charges That In Total Cannot Increase More Than 10% Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The lender's title insurance increased without a valid COC This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).
																						; ; ; ; Documentation received, XXX to review ; Document Uploaded. ; ; ;				Closed	cure package provided, exception downgraded to a 2/B; cure package provided, exception downgraded to a 2/B
5300500036	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1254	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/29/2025	Credit	Property Title Issue	Resolved	05/02/2025	1	Property Title Issue
Property Title Issue Item XXX of the short form policy reflects a UCC financing Statement dated XX/XX/XXXX with XXX. No documentation was provided to confirm this lien has been released or subordinated.
																						; ; Documentation received, XXX to review.; Document Uploaded. See uploads; ;				Closed	Received title endorsement in trailing documents to confirm that the solar lease UCC does not take precedence over refinance transactions, option available in XXX ; Property Title Issue Resolved
5300500036	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1227	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/29/2025	Credit	PUD Rider is Missing	Resolved	05/20/2025	1	PUD Rider is Missing	PUD Rider is Missing AVM, Title, and HOA docs identify the subject property as PUD. PUD rider is missing.	; ; Document Uploaded. ; Documentation received, XXX to review.;				Closed	PUD Rider received ; The PUD Rider is Present or is Not Applicable (Property Type is PUD)
5300500038	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/29/2025	Compliance	Charges That Cannot Increase Test	Cured	05/05/2025	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, copy of refund check, proof of delivery or valid COC. The XXX% tolerance violation in the amount of XXX is due to the addition of a Flood Certification fee on LE XX/XX/XXXX without a COC to validate.
																						; ; Documentation received, XXX to review.; Document Uploaded. ; ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500040	XXXXX	XXX	XXX	XXXXX	XXX	finding-651	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	04/30/2025	Compliance	TILA Finance Charge Test	Resolved	05/08/2025	1	TILA Finance Charge Test
This loan failed the TILA finance charge test.(12 CFR §1026.38(o)(2) he finance charge is $XXX. The disclosed finance charge of XXX is not considered accurate because it is underStated by more than XXX TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, re-open rescission and Proof of Delivery. The lender excluded the settlement fee or closing fee of XXX as a finance charge.
																						; Documentation received, XXX to review.; Document Uploaded. See all uploads;				Closed	PCCD and settlement Statement confirm the fee was for a notary charge; Exception resolved; PCCD and settlement Statement confirm the fee was for a notary charge; Exception resolved
5300500040	XXXXX	XXX	XXX	XXXXX	XXX	FCOM6928	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/01/2025	Compliance	Final CD: Non-Escrowed Property Costs over Year 1 description is missing or inaccurate	Cured	05/08/2025	2	Final CD: Non-Escrowed Property Costs over Year 1 description is missing or inaccurate	Page XXX of the Final CD Non-Escrowed property does not contain the Estimated Property Costs over Year XXX Cure required PCCD and LOE.	; ; Documentation received, XXX to review.; Document Uploaded. See LOE and uploads;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500042	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500044	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/05/2025	Compliance	eSigned Documents Consent is Missing	Resolved	05/08/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The Ecosent in file does not show the borrower consented	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Evidence of eConsent is provided.
5300500046	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500048	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1274	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/07/2025	Compliance	Escrow Waiver is Missing	Resolved	05/14/2025	1	Escrow Waiver is Missing
Escrow Waiver is Missing Loan approval docs State the first lien is impounded for taxes and insurance. Initial Escrow Disclosure Statement in file States second lien is impounded for taxes and insurance.
																						; ; Documentation received, XXX to review.; Document Uploaded. ; ;				Closed	Escrow Waiver is Present or Not Applicable
5300500048	XXXXX	XXX	XXX	XXXXX	XXX	FCOM6529	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/07/2025	Compliance	Final CD: Escrowed Property Costs over Year 1 description is missing or inaccurate	Cured	05/12/2025	2	Final CD: Escrowed Property Costs over Year 1 description is missing or inaccurate	Page XXX and Page XXX of the Final CD indicate there is an escrow account even though the subject lien is a 2nd lien.	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500050	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1253	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/07/2025	Credit	Missing Property Tax Cert	Resolved	05/13/2025	1	Missing Property Tax Cert
Missing Property Tax Cert Per the XXX the Lender indicates the property taxes for the subject are XXX per month. The title commitment and tax information sheet do not provide any confirmation of property taxes.
																						; ; ; ; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Tax cert provided, exception resolved ; Property Tax Cert Provided
5300500050	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1227	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/08/2025	Credit	PUD Rider is Missing	Resolved	05/15/2025	1	PUD Rider is Missing	PUD Rider is Missing Documentation in file reflects the subject property is a PUD with monthly HOA fees, but PUD rider was not provided.	; ; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed
Received post closing certification that the subject property is not a PUD despite small monthly HOA. Third party website confirms not a PUD ; The PUD Rider is Present or is Not Applicable (Property Type is Single Family Detached)

5300500052	XXXXX	XXX	XXX	XXXXX	XXX	finding-3635	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/08/2025	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Cured	05/20/2025	2	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130 Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, and Copy of Refund Check, or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Recording Fee. The loan file did not contained a COC dated XX/XX/XXXX located on page XXX; however the COC was not accepted due to insufficient information.
																						; ; Document Uploaded. ; Documentation received, XXX to review.;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500052	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/08/2025	Compliance	Charges That Cannot Increase Test	Cured	05/20/2025	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to addition of Appraisal Fee, Credit Report Fee, and Transfer Taxes on the Initial CD dated XX/XX/XXXX without a valid COC in file. The file contained a COC dated XX/XX/XXXX; however was not accepted due to insufficient information for additional fees.
																						; ; Documentation received, XXX to review.; Document Uploaded. ; ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500054	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/09/2025	Compliance	Charges That Cannot Increase Test	Resolved	05/15/2025	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Loan Discount points on the initial CD dated XX/XX/XXXX.
																						; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Valid COC provided, exception resolved; Valid COC provided, exception resolved
5300500054	XXXXX	XXX	XXX	XXXXX	XXX	FVAL9739	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/12/2025	Property	Property/Appraisal General	Waived	05/19/2025	2	Property/Appraisal General	Property/Appraisal guideline violation: The appraisal identifies the Property Values in the subject's market as "declining" which is ineligible per XXX CES Program Eligibility Guide v12.	; In review for exception. ; ;				Closed
Waived per client request. Client accepts risk for B grade and acknowledges the following three XXX compensating factors for this purpose: Comp Factors: XXX) XXX FICO (min XXX required) XXX) 66% CLTV (max XXX% XXX) XXX years in subject - borrower has XXX years on job.

5300500054	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1148	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/09/2025	Credit	Title Coverage is Less than Subject Lien	Resolved	05/16/2025	1	Title Coverage is Less than Subject Lien	Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX
5300500054	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/09/2025	Compliance	eSigned Documents Consent is Missing	Resolved	05/14/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The XXX documents in file show the econsent is pending	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Evidence of eConsent is provided.
5300500056	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/09/2025	Compliance	Charges That Cannot Increase Test	Cured	05/22/2025	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the credit report increase on CD date XX/XX/XXXX. COC located in file on page XXX not accepted due to insufficient information and there was a cure for XXX which was not enough to resolve the exception. An additional cure of XXX is required
																						; ; Document Uploaded. Documentation received, XXX to review.; Document Uploaded. ;				Closed	Cure package provided, exception downgraded to a 2/B; Cure package provided, exception downgraded to a 2/B
5300500056	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1227	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/12/2025	Credit	PUD Rider is Missing	Resolved	06/23/2025	1	PUD Rider is Missing	PUD Rider is Missing The AVM identifies the subject property to be a PUD. No PUD rider included with DOT.	; ; Document Uploaded. ; Documentation received, XXX to review.; Document Uploaded.				Closed	The PUD Rider is Present or is Not Applicable (Property Type is PUD); ;
5300500056	XXXXX	XXX	XXX	XXXXX	XXX	finding-3635	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/09/2025	Compliance	Charges That In Total Cannot Increase More Than 10% Test	Cured	05/22/2025	2	Charges That In Total Cannot Increase More Than 10% Test
This loan failed the charges that in total cannot increase more than XXX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XXX% XXX exceed the comparable charges XXX by more than XXX% Please see the table that displays the Charges That Cannot Increase More Than XXX% for a comparison of the data between the provided disclosures n estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than XXX percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The XXX% tolerance violation in the amount of XXX is due to increase from XXX to XXX for the recording fee.
																						; ; Document Uploaded. Documentation received, XXX to review.;				Closed	Cure package provided, exception downgraded to a 2/B; Cure package provided, exception downgraded to a 2/B
5300500058	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/12/2025	Compliance	eSigned Documents Consent is Missing	Resolved	05/14/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The XXX documentation indicates the electronic consent is pending	; Documentation received, XXX to review.; Document Uploaded. upld proof esign consent accepted;				Closed	Evidence of eConsent is provided.
5300500058	XXXXX	XXX	XXX	XXXXX	XXX	FCOM6529	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/12/2025	Compliance	Final CD: Escrowed Property Costs over Year 1 description is missing or inaccurate	Cured	05/20/2025	2	Final CD: Escrowed Property Costs over Year 1 description is missing or inaccurate
Page XXX of the Final CD Estimated Taxes, Insurance & Assessments is incomplete, and Page XXX of the Final CD Non-Escrowed property does not contain the Estimated Property Costs over Year XXX Cure required PCCD and LOE.
																						; Documentation received, XXX to review.; Document Uploaded. pccd docs upld;				Closed	Cure package provided; exception downgraded to a 2/B
5300500060	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500062	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1295	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/15/2025	Credit	Income 4 Months Income Verified is Missing	Resolved	05/19/2025	1	Income 4 Months Income Verified is Missing	Income 4 Months Income Verified is Missing Please provide documentation verifying the Co-Borrower’s Social Security income used in qualification for the subject loan.	; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed	SSI retire documentation provided ; Income 4 Months Income Verified is Present Or Not Applicable
5300500062	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1437	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/15/2025	Credit	Income and Employment Do Not Meet Guidelines	Resolved	05/19/2025	1	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing required income documentation to support B1 and B2 SSI retirement income	; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed	SSI retire documentation provided ; Income and Employment Meet Guidelines
5300500062	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1497	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/15/2025	Credit	ATR: Reasonable Income or Assets Not Considered	Resolved	05/19/2025	1	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Missing Social Security award letter for B1 and B2.	; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed	SSI retire documentation provided ; ATR: Reasonable Income or Assets Was Considered; ATR: Reasonable Income or Assets Not Considered
5300500062	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1293	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/15/2025	Credit	Income 2 Months Income Verified is Missing	Resolved	05/19/2025	1	Income 2 Months Income Verified is Missing	Income 2 Months Income Verified is Missing Please provide documentation verifying the Borrower’s Social Security income used in qualification for the subject loan.	; ; Document Uploaded. ; Documentation received, XXX to review.;				Closed	SSI retire documentation provided ; Income 2 Months Income Verified is Present Or Not Applicable
5300500062	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/15/2025	Compliance	eSigned Documents Consent is Missing	Resolved	05/19/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The earliest electronic signature in file is dated XX/XX/XXXX, while the only evidence of e-consent is dated XX/XX/XXXX (pg. XXX).	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Evidence of eConsent is provided.
5300500062	XXXXX	XXX	XXX	XXXXX	XXX	FCOM5135	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/15/2025	Compliance	Missing Required Affiliated Business Disclosure	Resolved	05/19/2025	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Required Affiliated Business Disclosure Documentation Provided
5300500064	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500066	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500068	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/20/2025	Compliance	eSigned Documents Consent is Missing	Resolved	05/23/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The XXX documents in file indicate the consent is still pending	; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Evidence of eConsent is provided.
5300500070	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/21/2025	Compliance	Charges That Cannot Increase Test	Cured	06/03/2025	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due the addition of the appraisal fee on the initial CD. The file contained a XXX and AVM that shows a cost was determined more than XXX days prior to the disclosure of the fee. Cure required This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; ; Document Uploaded. ;				Closed	Cure package provided to borrower; exception downgraded to a 2/B
5300500070	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1254	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/21/2025	Credit	Property Title Issue	Resolved	05/27/2025	1	Property Title Issue	Property Title Issue Missing proof of HELOC closure with XXX.	; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Authorization to close provided in trailing documents ; Property Title Issue Resolved
5300500070	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1148	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/20/2025	Credit	Title Coverage is Less than Subject Lien	Resolved	05/27/2025	1	Title Coverage is Less than Subject Lien
Title Coverage Amount of XXX is Less than Total Amount of Subject Lien XXX The proposed amount of insurance on the title commitment of XXX is less than the subject loan amount of XXX Please provide a revised title commitment with sufficient coverage.
																						; ; Documentation received, XXX to review.; Document Uploaded. ; ;				Closed	Confirmation provided that coverage is sufficient for transaction type; Title Coverage Amount of XXX is equal to or greater than Total Amount of Subject Lien XXX
5300500072	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/22/2025	Compliance	Charges That Cannot Increase Test	Cured	06/04/2025	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The COC in file dated XX/XX/XXXX indicates appraisal fees updated to match XXX, however the XXX was dated XX/XX/XXXX and the increase to the fee would have determined at the time of order. The increase was not disclosed timely. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; Document Uploaded. Documentation received, XXX to review.; Document Uploaded. pccd docs upld;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500072	XXXXX	XXX	XXX	XXXXX	XXX	FCOM2675	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/22/2025	Compliance	Final CD: Non-Escrowed Property Costs over Year 1 calculation is inaccurate	Cured	06/04/2025	2	Final CD: Non-Escrowed Property Costs over Year 1 calculation is inaccurate	The CD in file is missing an amount for property costs over a year. Cure requires: PCCD & LOE	; Document Uploaded. pccd docs upld; Documentation received, XXX to review.;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500074	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500076	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/22/2025	Compliance	eSigned Documents Consent is Missing	Resolved	05/29/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The XXX document listed the electronic consent as pending	; Documentation received, XXX to review.; Document Uploaded. E consent ;				Closed	Evidence of eConsent is provided.
5300500078	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/27/2025	Compliance	eSigned Documents Consent is Missing	Resolved	06/04/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Nothing in file to reflect the initial e-signature dated on or before XX/XX/XXXX.	; Document Uploaded. ; Documentation received, XXX to review.; ;				Closed	Evidence of eConsent is provided.
5300500078	XXXXX	XXX	XXX	XXXXX	XXX	finding-3526	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/27/2025	Compliance	Revised Loan Estimate Delivery Date Test (prior to consummation)	Resolved	06/04/2025	1	Revised Loan Estimate Delivery Date Test (prior to consummation)
This loan failed the revised loan estimate delivery date test (prior to consummation) due to one of the following findings: (12 CFR §1026.19(e)(4)(ii) he revised loan estimate delivery date is provided and the revised loan estimate method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the revised loan estimate delivery date is less than seven business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the revised loan estimate delivery date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate receipt date is provided and the revised loan estimate receipt date is less than four business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe revised loan estimate delivery date is on or after the initial closing disclosure delivery date he creditor shall not provide a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i). The consumer must receive a revised version of the disclosures required under §1026.19(e)(1)(i) not later than four business days prior to consummation. If the revised version of the disclosures required §1026.19(e)(1)(i) is not provided to the consumer in person, the consumer is considered to have received such version three business days after the creditor delivers or places such version in the mail. Provide documentation to show the revised LE was received by the borrower at least XXX days prior to consummation
																						; Documentation received, XXX to review.; Document Uploaded. ; Condition updated XXX; Documentation received, XXX to review.; Document Uploaded. ; ;				Closed
Revised LE receipt date provided; Exception resolved; Revised LE receipt date provided; Exception resolved; The receipt date was provided for the CD dated XX/XX/XXXX, however the LE dated XX/XX/XXXX is the LE missing a receipt date. The final revised LE must be received at least XXX days prior to consummation.

5300500080	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/28/2025	Compliance	eSigned Documents Consent is Missing	Resolved	06/02/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Nothing in file to reflect the initial e-signature dated on or before XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. econsent;				Closed	Evidence of eConsent is provided.
5300500082	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Second Home	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	05/29/2025	Compliance	eSigned Documents Consent is Missing	Resolved	06/03/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing. Nothing in file to reflect the initial e-signature dated on or before XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Evidence of eConsent is provided.
5300500084	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/02/2025	Compliance	Charges That Cannot Increase Test	Cured	06/11/2025	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due title endorsement fee added on the final CD without a valid COC. All title services were listed in section B on the LE. The inclusion of the fee within Section C of the LE provided to the consumer will be the primary basis for determining whether the consumer was permitted to shop. Presence of an SSPL listing services and providers, does not, in and of itself, serve as evidence that the consumer was permitted to shop for these services or other title services particularly when such services are listed in Section B of the LE ("Services you CANNOT shop for") This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; Document Uploaded. Documentation received, XXX to review.; Document Uploaded. ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500086	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500088	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/05/2025	Compliance	Charges That Cannot Increase Test	Cured	06/21/2025	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Title Endorsement fee was added to the initial CD without a valid COC. The fee is tested under XXX% tolerance due to the fees on the LE listing title services as on shoppable. The inclusion of the fee within Section C of the LE provided to the consumer will be the primary basis for determining whether the consumer was permitted to shop. Presence of an SSPL listing services and providers, does not, in and of itself, serve as evidence that the consumer was permitted to shop for these services or other title services particularly when such services are listed in Section B of the LE ("Services you CANNOT shop for"). This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; Condition updated XXX ; ; Document Uploaded. ; Document Uploaded. Documentation received, XXX to review.; Condition updated XXX; Document Uploaded. ; Documentation received, XXX to review.;				Closed
Cure package provided to the borrower; exception downgraded to a 2/B; ; Document Uploaded. ; COC does not provide a reason for the change. The LE indicated the borrower was not provided an option to shop. Per SFA guidance: The inclusion of the fee within Section C of the LE provided to the consumer will be the primary basis for determining whether the consumer was permitted to shop. Presence of an SSPL listing services and providers, does not, in and of itself, serve as evidence that the consumer was permitted to shop for these services or other title services particularly when such services are listed in Section B of the LE ("Services you CANNOT shop for"). Cure required; Document not received, please re-upload.; The COC is not valid. The LE indicated the borrower was not provided an option to shop. Per SFA guidance: The inclusion of the fee within Section C of the LE provided to the consumer will be the primary basis for determining whether the consumer was permitted to shop. Presence of an SSPL listing services and providers, does not, in and of itself, serve as evidence that the consumer was permitted to shop for these services or other title services particularly when such services are listed in Section B of the LE ("Services you CANNOT shop for").

5300500088	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1220	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/04/2025	Credit	The Deed of Trust is Missing	Resolved	06/06/2025	1	The Deed of Trust is Missing	The Deed of Trust is Missing	; ; ; ;				Closed	The Deed of Trust is Present
5300500090	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/04/2025	Compliance	Charges That Cannot Increase Test	Cured	06/23/2025	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Tolerance violation in the amount of XXX is due to the addition of the XXX Appraisal Fee on CD XX/XX/XXXX and increase in Title - Insurance. The COC provided on page XXX does not provide sufficient reason or information and the Title fees were listed in the non shoppable section of the initial LE therefore tested as part of XXX% tolerance

; ; Document Uploaded. Documentation received, XXX to review.; Document Uploaded. ; ; Only received copy of check, need LOX, PCCD and tracking. ; Documentation received, XXX to review ; Document Uploaded. ;
																										Closed	Cure package provided to the borrower; exception downgraded to a 2/B; No attachemnt provided. Please provide documents for review.
5300500092	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500094	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/06/2025	Compliance	Charges That Cannot Increase Test	Cured	06/18/2025	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the transfer taxes. Although there is a COC provided on page XXX dated XX/XX/XXXX, it is not a valid reason for increase to transfer tax. Providing evidence showing a valid reason for the change may cure the violation.
																						; ; Document Uploaded. Documentation received, XXX to review.; Document Uploaded. PCCD with cure; ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500096	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1145	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/06/2025	Credit	Title Document Missing	Resolved	06/12/2025	1	Title Document Missing	Title Document is missing	; Document Uploaded. ; Condition updated XXX ; Documentation received, XXX to review.; Document Uploaded. Final Title Policy not yet available ; ;				Closed
Title Document is fully Present; Title Commitment provided to clear condition. ; Certification was provided in original package. Please provide one of the following acceptable documents XXX Policy or Full Title Policy ; Loan file contains a Title Certification, but is missing the Title Commitment or Final Policy.

5300500098	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/11/2025	Compliance	Charges That Cannot Increase Test	Cured	06/20/2025	2	Charges That Cannot Increase Test
ILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due the addition of the Title - endorsement. The inclusion of the fee within Section C of the LE provided to the consumer will be the primary basis for determining whether the consumer was permitted to shop. Presence of an SSPL listing services and providers, does not, in and of itself, serve as evidence that the consumer was permitted to shop for these services or other title services particularly when such services are listed in Section B of the LE ("Services you CANNOT shop for"). This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; ; ; Document Uploaded. Documentation received, XXX to review.; Document Uploaded. ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B; Document Uploaded. ; Please re-upload documents for review.
5300500100	XXXXX	XXX	XXX	XXXXX	XXX	FCRE3798	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/13/2025	Credit	Product Type does not meet eligibility requirement(s)	Resolved	07/09/2025	1	Product Type does not meet eligibility requirement(s)
Interest type is Simple Interest, which is an ineligible product type per guidelines. The Note will need to be recalculated using Actuarial Interest, the DOT will need to be re-executed without the Simple Interest Rider, and the Final CD will need to be reissued reflecting the updated P&I amount.
																						; Documentation received, XXX to review.; Document Uploaded. PCCD; ; Document Uploaded. Documentation received, XXX to review.;				Closed	; ; Updated note and DOT received. Please provide updated Final CD
5300500100	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1158	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/12/2025	Credit	Hazard Insurance Policy is Partial	Resolved	07/02/2025	1	Hazard Insurance Policy is Partial	Hazard Insurance Policy Partially Provided Hazard insurance policy provided does not reflect annual premium amount. Provide hazard insurance policy verifying premium amount.	; ; ; ; Documentation received, XXX to review.; Document Uploaded. Hazard premium;				Closed	updated Hazard policy with XXX provided ; Hazard Insurance Policy is fully present
5300500100	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1437	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/12/2025	Credit	Income and Employment Do Not Meet Guidelines	Resolved	07/03/2025	1	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Missing paystubs or WVOE confirming income used by lender. File only contains XXX & XXX W2s.	; Documentation received, XXX to review.; Document Uploaded. WVOE; ; ;				Closed	Income and Employment Meet Guidelines
5300500100	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1330	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/12/2025	Credit	Borrower 1 Paystubs Missing	Resolved	07/03/2025	1	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing Missing paystubs or WVOE confirming income used by lender. File only contains XXX & XXX W2s.	; ; Documentation received, XXX to review.; Document Uploaded. WVOE; ; ;				Closed	Borrower 1 Paystubs Provided
5300500100	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1497	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/13/2025	Credit	ATR: Reasonable Income or Assets Not Considered	Resolved	07/03/2025	1	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Missing paystubs or WVOE confirming income used by lender. File only contains XXX & XXX W2s.	; Documentation received, XXX to review.; Document Uploaded. WVOE;				Closed	ATR: Reasonable Income or Assets Was Considered
5300500100	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/13/2025	Compliance	eSigned Documents Consent is Missing	Resolved	06/20/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The eSigned documents consent is missing.	; ; ; Documentation received, XXX to review.; Document Uploaded. econsent;				Closed	Evidence of eConsent is provided.; No attachment provided, please resend.; No attachment provided, please resend.
5300500102	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/19/2025	Compliance	Charges That Cannot Increase Test	Cured	06/30/2025	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due the increase in Title insurance and addition of Title Exam. Title fees were listed as non shoppable on the initial LE. The inclusion of the fee within Section C of the LE provided to the consumer will be the primary basis for determining whether the consumer was permitted to shop. Presence of an SSPL listing services and providers, does not, in and of itself, serve as evidence that the consumer was permitted to shop for these services or other title services particularly when such services are listed in Section B of the LE ("Services you CANNOT shop for") This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; Documentation received, XXX to review.; Document Uploaded. ; ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500104	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/19/2025	Compliance	Charges That Cannot Increase Test	Cured	07/02/2025	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed
Cure package provided to the borrower; exception downgraded to a 2/B; TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due the addition of the appraisal fee on the revised LE without a valid COC. The COC in file does not give a valid reason for the appraisal fee to be added

5300500104	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1204	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/18/2025	Credit	Fraud Report Shows Uncleared Alerts	Resolved	06/25/2025	1	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts Seller provided Fraud Driver report dated XX/XX/XXXX reflects open alerts for loan participants.	; ; Documentation received, XXX to review.; Document Uploaded. ; ;				Closed	Updated Drive report provided, all alerts cleared ; All Fraud Report Alerts have been cleared or None Exist
5300500106	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/23/2025	Compliance	Charges That Cannot Increase Test	Cured	07/09/2025	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Title Closing fee increased to XXX without a valid COC. All title fees were listed in section B of the LE. The inclusion of the fee within Section C of the LE provided to the consumer will be the primary basis for determining whether the consumer was permitted to shop. Presence of an SSPL listing services and providers, does not, in and of itself, serve as evidence that the consumer was permitted to shop for these services or other title services particularly when such services are listed in Section B of the LE ("Services you CANNOT shop for"). This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500108	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/25/2025	Compliance	Charges That Cannot Increase Test	Cured	07/14/2025	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to the increase in appraisal fee without a valid COC, the XXX shows the order date of XX/XX/XXXX but the increase wasnt disclosed until XX/XX/XXXX. In addition the Title Closing coordination fee was increased by XXX The fee is considered part of the XXX% tolerance since it was listed in the non shoppable section of the LE This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; Documentation received, XXX to review. ; Document Uploaded. Cure Docs;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500110	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1208	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/26/2025	Credit	The Note is Incomplete	Resolved	07/17/2025	1	The Note is Incomplete
The Note is Incomplete Interest type is simple interest, which is an ineligible product type per guidelines. The Note will need to be recalculated using Actuarial Interest, the DOT will need to be re-executed without Simple Interest Rider, and the Final CD will need to be reissued reflecting the updated P&I amount.
																						; ;				Closed	Updated DOT and note provided ; The Note is Present
5300500110	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1221	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/26/2025	Credit	The Deed of Trust is Incomplete	Resolved	07/17/2025	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete Interest type is simple interest, which is an ineligible product type per guidelines. The Note will need to be recalculated using Actuarial Interest, the DOT will need to be re-executed without Simple Interest Rider, and the Final CD will need to be reissued reflecting the updated P&I amount.
																						; ; ; ; ; ; Deed uploaded for review.; ; ;				Closed	Updated DOT and note provided ; The Deed of Trust is Present and Complete
5300500110	XXXXX	XXX	XXX	XXXXX	XXX	FCOM7339	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/01/2025	Compliance	Final CD: Monthly Principal & Interest is missing or inaccurate	Cured	07/16/2025	2	Final CD: Monthly Principal & Interest is missing or inaccurate
Interest type is Simple Interest, which is an ineligible product type per guidelines. Final CD will need to be reissued reflecting the updated P&I amount after the Note is recalculated using Actuarial Interest.
																						; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500112	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	06/26/2025	Compliance	eSigned Documents Consent is Missing	Resolved	07/03/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing.	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Evidence of eConsent is provided.
5300500114	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500116	XXXXX	XXX	XXX	XXXXX	XXX	FCOM5135	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/01/2025	Compliance	Missing Required Affiliated Business Disclosure	Resolved	07/09/2025	1	Missing Required Affiliated Business Disclosure	Required Affiliated Business Disclosure Missing Documentation Required: Required Affiliated Business Disclosure is missing from file	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Required Affiliated Business Disclosure Documentation Provided
5300500116	XXXXX	XXX	XXX	XXXXX	XXX	FCOM2675	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/01/2025	Compliance	Final CD: Non-Escrowed Property Costs over Year 1 calculation is inaccurate	Cured	07/27/2025	2	Final CD: Non-Escrowed Property Costs over Year 1 calculation is inaccurate	The Final CD did contain an amount for non escrowed property costs over a year; Cure package requires PCCD & LOE	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Cure package provided to the borrower; Exception downgraded to a 2/B
5300500118	XXXXX	XXX	XXX	XXXXX	XXX	FCRE6763	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/03/2025	Credit	Income documentation does not meet guidelines	Resolved	07/11/2025	1	Income documentation does not meet guidelines	Missing the XXX form XXX Tax return filing extension	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Extension request received
5300500120	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/03/2025	Compliance	Charges That Cannot Increase Test	Cured	07/18/2025	2	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed
Cure package provided to the borrower; exception downgraded to a 2/B; TILA 130b Cure required. Refund in the amount of XXX cure requires a valid COC or a cure package with a post closing CD, letter of explanation, proof of refund, and proof of delivery. The file is missing a valid COC to support the following fee addition: -An Appraisal fee of XXX was added to the initial CD dated XX/XX/XXXX. The file contains a COC dated XX/XX/XXXX, which reflected ""Clerical-Appraisal fee added." This reason is not considered to be a valid reason for the addition of this fee.

5300500120	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/03/2025	Compliance	eSigned Documents Consent is Missing	Resolved	07/13/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The earliest electronic signature in file is dated XX/XX/XXXX, while the only evidence of e-consent indicates that Electronic Consent was pending (pg. XXX).	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Evidence of eConsent is provided.
5300500120	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1364	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/08/2025	Credit	Borrower 2 Executed 4506-T Missing	Resolved	07/15/2025	1	Borrower 2 Executed 4506-T Missing	Borrower 2 Executed 4506-T Missing	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Borrower 2 Executed XXX-T Provided or Not Applicable (Number of Borrowers equals XXX)
5300500122	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/09/2025	Compliance	Charges That Cannot Increase Test	Cured	07/23/2025	2	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of XXX cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due the addition of the Title - Closing protection letter and Title recording service fee. The LEs indicate the title services are not shoppable therefore subject to XXX% tolerance This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; ; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500122	XXXXX	XXX	XXX	XXXXX	XXX	FPRO9990	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/08/2025	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Resolved	07/24/2025	1	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Not required per lender guidelines					Closed	Third party valuation product provided within tolerance.; Not Valid
5300500122	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/08/2025	Compliance	eSigned Documents Consent is Missing	Resolved	07/15/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The XXX document in file indicates e consent is still pending	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Evidence of eConsent is provided.
5300500122	XXXXX	XXX	XXX	XXXXX	XXX	FCOM6928	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/09/2025	Compliance	Final CD: Non-Escrowed Property Costs over Year 1 description is missing or inaccurate	Cured	07/23/2025	2	Final CD: Non-Escrowed Property Costs over Year 1 description is missing or inaccurate	The estimated property costs over XXX year is blank, cure requires PCCD and LOE	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Cure package provided to the borrower; exception downgraded to a 2/B
5300500124	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/09/2025	Compliance	eSigned Documents Consent is Missing	Resolved	07/15/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. The 1st esigned doc in the file is dated XX/XX/XXXX; please provide econsent dated before XX/XX/XXXX.	; Documentation received, XXX to review.; Document Uploaded. ; ;				Closed	Evidence of eConsent is provided.
5300500126	XXXXX	XXX	XXX	XXXXX	XXX	finding-3532	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/17/2025	Compliance	Initial Closing Disclosure Delivery Date Test	Resolved	07/21/2025	1	Initial Closing Disclosure Delivery Date Test
This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §1026.19(f)(1)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. The initial CD was issued XX/XX/XXXX but was not viewed or acknowledged by the borrower on XX/XX/XXXX which is less than XXX days prior to consummation.
																						; Document Uploaded. signing time rebuttal from our loan support team upld; Documentation received, XXX to review.;				Closed	Confirmation of initial CD receipt date provided; Exception resolved
5300500126	XXXXX	XXX	XXX	XXXXX	XXX	finding-3652	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/17/2025	Compliance	Lender Credits That Cannot Decrease Test	Resolved	07/21/2025	1	Lender Credits That Cannot Decrease Test
This loan failed the lender credits that cannot decrease test. (12 CFR §1026.19(e)(3)(i) he loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits XXX does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Lender credit decreased from XXX to $XXX. The COC is iXXXalid due to the initial CD not being received by the borrower at least XXX days prior to consummation
																						; ; Document Uploaded. trid rebuttal upld; Documentation received, XXX to review.;				Closed	Confirmation of initial CD receipt date provided; Exception resolved
5300500128	XXXXX	XXX	XXX	XXXXX	XXX	FCRE3978	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	07/21/2025	Credit	Missing Letter of Explanation (Credit)	Resolved	07/22/2025	1	Missing Letter of Explanation (Credit)	Missing letter of explanation for inquiry within XXX days of note date. Borrower has one credit inquiry dated XX/XX/XXXX.	;				Closed	Document Uploaded. The lender provided the credit inquiry letter
5300500130	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500132	XXXXX		XXX	XXXXX	XXX		XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete
5300500134	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1208	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/15/2025	Credit	The Note is Incomplete	Resolved	11/23/2025	1	The Note is Incomplete	The Note is Incomplete The Note is calculated using Simple Interest, which is an ineligible product per guidelines. The Note must be recalculated using Actuarial Interest.	; ; Note received, in XXX review.; Document Uploaded. ;				Closed	The Note is Present
5300500134	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1221	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/15/2025	Credit	The Deed of Trust is Incomplete	Resolved	11/23/2025	1	The Deed of Trust is Incomplete
The Deed of Trust is Incomplete The Deed of Trust includes a Simple Interest Rider, and Simple Interest is an ineligible product type per guidelines. The DOT must be reissued without the Simple Interest Rider.
																						; Corrected DOT received, in XXX review.; Document Uploaded. ;				Closed	The Deed of Trust is Present and Complete
5300500134	XXXXX	XXX	XXX	XXXXX	XXX	FCOM5135	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/16/2025	Compliance	Missing Required Affiliated Business Disclosure	Resolved	10/22/2025	1	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Per the Privacy Notice disclosure, XXX has affiliates. Provide the Affiliated Business disclosure dated within XXX business days of application XX/XX/XXXX.
																						; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Required Affiliated Business Disclosure Documentation Provided
5300500134	XXXXX	XXX	XXX	XXXXX	XXX	FCOM2340	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/16/2025	Compliance	CD: General Form Requirements Not Met	Resolved	11/23/2025	1	CD: General Form Requirements Not Met
CD: General Form Requirements Not Met Interest type is Simple Interest, which is an ineligible product type per guidelines. The Final CD must be reissued to match the updated P&I of the recalculated Note using Actuarial Interest. LOE and PCCD will be required to cure.
																						; Documentation received, XXX to review.; Document Uploaded. ;				Closed	CD: General Form Requirements Met
5300500136	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/29/2025	Compliance	Charges That Cannot Increase Test	Resolved	11/14/2025	1	Charges That Cannot Increase Test
This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Rate Lock Extension.
																						; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Valid COC provided; exception resolved; Valid COC provided; exception resolved
5300500138	XXXXX	XXX	XXX	XXXXX	XXX	FCOM1206	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/30/2025	Credit	The Note is Missing	Resolved	11/19/2025	1	The Note is Missing	The Note is Missing. Missing the executed Note.	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	The Note is Present.
5300500138	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1254	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/31/2025	Credit	Property Title Issue	Resolved	11/19/2025	1	Property Title Issue	Property Title Issue Missing proof that the XXX HELOC has been paid and closed to future draws.	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Property Title Issue Resolved
5300500140	XXXXX	XXX	XXX	XXXXX	XXX	finding-3634	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/30/2025	Compliance	Charges That Cannot Increase Test	Resolved	12/08/2025	1	Charges That Cannot Increase Test
TILA 130b Cure Required. Refund in the amount of $XXX; cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of XXX is due to increase from XXX to XXX for the Discount Points. However, valid COC is in the file, but failing due to timing issue as initial and final CD are both dated XXX. Please also provide most recent LE/CD post lock event. This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i) ne or more of the final charges exceed the comparable amount. Your total tolerance violation is $XXX lease see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures n estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).
																						; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved
5300500140	XXXXX	XXX	XXX	XXXXX	XXX	finding-3532	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	10/30/2025	Compliance	Initial Closing Disclosure Delivery Date Test	Resolved	12/08/2025	1	Initial Closing Disclosure Delivery Date Test
Both the initial and final CD are dated and signed on XXX. Please provide proof of initial CD delivery at least XXX business days prior to consummation. This loan failed the initial closing disclosure delivery date test due to one of the following findings:(12 CFR §1026.19(f)(1)(ii) he initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation.
																						; Document Uploaded. ; Documentation received, XXX to review.;				Closed	Initial CD provided; Exception resolved; Initial CD provided; Exception resolved
5300500142	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1254	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	11/07/2025	Credit	Property Title Issue	Resolved	12/11/2025	1	Property Title Issue	Property Title Issue Missing proof that the XXX HELOC has been paid and closed to future draws.	; Documentation received, XXX to review.; Document Uploaded. ;				Closed	Property Title Issue Resolved - Closure of HELOC provided.
5300500144	XXXXX	XXX	XXX	XXXXX	XXX	FCOM5135	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	11/07/2025	Compliance	Missing Required Affiliated Business Disclosure	Resolved	11/13/2025	1	Missing Required Affiliated Business Disclosure
Required Affiliated Business Disclosure Missing Provide the affiliated business disclosure dated within XXX business days of application XX/XX/XXXX. The disclosure provided on page XXX confirm affiliates weren't used but does not list who the affiliates are.
																						; Document Uploaded. ;				Closed	Required Affiliated Business Disclosure Documentation Provided
5300500146	XXXXX	XXX	XXX	XXXXX	XXX	FCRE1145	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	11/06/2025	Credit	Title Document Missing	Resolved	11/18/2025	1	Title Document Missing	Title Document is missing File does not contain the final O & E policy. Please note the file does contain a Property Information Report reflecting a XXX as an open lien (# XXX).	; Documentation received in XXX review.; Document Uploaded. ; ;				Closed	Title Document is fully Present
5300500148	XXXXX	XXX	XXX	XXXXX	XXX	FCOM3592	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	11/13/2025	Credit	Missing Taxpayer First Act Disclosure	Waived	11/20/2025	2	Missing Taxpayer First Act Disclosure	Taxpayer First Act Disclosure is missing. Missing for both borrowers.	; ; ; ;				Closed
Waived per client request via email. Client accepts risk for B grade and acknowledges the following four XXX compensating factors for this purpose: XXX) XX.XX% CLTV (max XXX% allowed) XXX) XXX% DTI (max XXX% allowed) XXX) Job stability B1 on job XXX years and B2 XXX years XXX) Subject owned XXX years.

5300500148	XXXXX	XXX	XXX	XXXXX	XXX	FVAL9739	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	11/13/2025	Property	Property/Appraisal General	Waived	11/20/2025	2	Property/Appraisal General
Property/Appraisal guideline violation: Per XXX CES v12 guidelines, ineligible properties - Properties that have been listed for sale in past XXX months. Property was listed on XX/XX/XXXX. There is an approved exception in the file.
																						; ; ; ;				Closed
Waived per client request via email. Client accepts risk for B grade and acknowledges the following four XXX compensating factors for this purpose: XXX) XX.XX% CLTV (max XXX% allowed) XXX) XXX% DTI (max XXX% allowed) XXX) Job stability B1 on job XXX years and B2 XXX years XXX) Subject owned XXX years.

5300500148	XXXXX	XXX	XXX	XXXXX	XXX	FCOM9186	XXXXX	Cash Out: Other/Multi purpose Unknown Purpose	Primary Residence	XX/XX/XXXX	XXX	XXXXXX	Loan Review Complete	11/13/2025	Compliance	eSigned Documents Consent is Missing	Resolved	11/20/2025	1	eSigned Documents Consent is Missing	The eSigned consent disclosure is missing. Provide the e-consent dated on or prior to the earliest electronic signature XX/XX/XXXX	; Documentation received, XXX to review.; Document Uploaded. Document uploaded. ;				Closed	Evidence of eConsent is provided.